PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 28,
	2013	2014

Prepaid rent	$5,017,135	$9,053,075
Prepayments to suppliers (1)	1,998,710	2,999,108
Interest receivable	1,505,973	1,113,313
Loan receivable	—	1,301,914
Deed tax refund receivable (2)	1,235,622	—
Staff advances	654,003	682,950
Deposit with third parties	208,960	130,191
ADR receivable	207,000	207,000
Study cards receivable	122,055	73,027
VAT refund receivable	162,211	305,633
Others	794,648	966,997

	$11,906,317	$16,833,208

(1)                                 Prepayments to suppliers were primarily for advertising and purchases of property and equipment.

(2)                                 According to the Caishui [2001] No 156, Beijing Haidian School is entitled to enjoy the deed tax exemption on purchasing the buildings for educational services purpose. Deed tax refund receivable was recorded upon the confirmation and approval from related tax authority during the year ended February 28, 2013.The whole amount was received in May 2013.